Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Software and Equipment, Net [Abstract]
Depreciation expense	$ 5,078	$ 4,055	$ 1,613